Variable Interest Entity (“VIE”) (Details) - Schedule of Condensed Income Statement - Variable Interest Entity, Primary Beneficiary [Member]	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Condensed Income Statements, Captions [Line Items]
Operating revenues	¥ 1,120,045	$ 161,901	¥ 26,624,433
Gross profit	437,799	63,283	13,923,800
Income from operations	(3,320,187)	(479,928)	5,237,687
Net income	¥ (3,272,218)	$ (472,994)	¥ 1,931,944